Reportable segments - Schedule of Total Assets by Segment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Reportable segments - Schedule of Total Assets by Segment (Details) [Line Items]
Total assets	$ 16,734,408	$ 22,413,019	$ 19,992,488
Total goodwill	$ 4,916,694	4,916,694	4,916,694
Operating Segments [Member] | Technology Segment [Member]
Reportable segments - Schedule of Total Assets by Segment (Details) [Line Items]
Total assets		664,525	1,503,995
Total goodwill		0	0
Operating Segments [Member] | Telehealth Segment [Member]
Reportable segments - Schedule of Total Assets by Segment (Details) [Line Items]
Total assets		17,150,543	18,271,724
Total goodwill		4,916,694	4,916,694
Non-operating corporate [Member]
Reportable segments - Schedule of Total Assets by Segment (Details) [Line Items]
Total assets		4,597,951	216,769
Total goodwill		$ 0	$ 0